Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Inputs, Level 1 [Member] | Public Warrants Liability [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024		$ 2,300
Change in fair value		(2,300)
Balance at December 31, 2025
Fair Value, Inputs, Level 3 [Member] | Gem Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	378	15,000
Change in fair value		(14,622)
Balance at December 31, 2025		378
Fair Value, Inputs, Level 3 [Member] | Gem Warrants [Member] | Reverse Stock Split [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024
Change in fair value
Balance at December 31, 2025